Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 6,347,738	$ 7,994,727	$ 3,902,271
Cash [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Construction project-in-progress	11,000,000
Credit [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Construction project-in-progress	$ 6,000,000